Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	611,206,430.28	28,317
Yield Supplement Overcollateralization Amount 09/30/25	39,449,291.16	0
Receivables Balance 09/30/25	650,655,721.44	28,317
Principal Payments	28,201,405.84	1,288
Defaulted Receivables	1,454,819.20	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	37,019,388.40	0
Pool Balance at 10/31/25	583,980,108.00	26,979

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.51%
Prepayment ABS Speed	1.69%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	9,701,001.76	384
Past Due 61-90 days	3,107,843.42	112
Past Due 91-120 days	557,394.59	26
Past Due 121+ days	0.00	0
Total	13,366,239.77	522

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	1,011,232.53
Aggregate Net Losses/(Gains) - October 2025	443,586.67
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.82%
Prior Net Losses/(Gains) Ratio	0.87%
Second Prior Net Losses/(Gains) Ratio	0.63%
Third Prior Net Losses/(Gains) Ratio	0.87%
Four Month Average	0.80%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.63%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.43%
Weighted Average Contract Rate, Yield Adjusted	10.91%
Weighted Average Remaining Term	47.43

Flow of Funds	$ Amount

Collections	33,231,406.91
Investment Earnings on Cash Accounts	29,172.41
Servicing Fee	(542,213.10)
Transfer to Collection Account	-
Available Funds	32,718,366.22

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,411,032.28
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	2,564,528.52
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,830,799.16

Total Distributions of Available Funds	32,718,366.22

Servicing Fee	542,213.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	605,044,636.52
Principal Paid	27,226,322.28
Note Balance @ 11/17/25	577,818,314.24

Class A-1
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2a
Note Balance @ 10/15/25	14,583,260.90
Principal Paid	12,707,735.02
Note Balance @ 11/17/25	1,875,525.88
Note Factor @ 11/17/25	0.9377629%

Class A-2b
Note Balance @ 10/15/25	16,661,375.62
Principal Paid	14,518,587.26
Note Balance @ 11/17/25	2,142,788.36
Note Factor @ 11/17/25	0.9377630%

Class A-3
Note Balance @ 10/15/25	428,500,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	428,500,000.00
Note Factor @ 11/17/25	100.0000000%

Class A-4
Note Balance @ 10/15/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	89,800,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Note Balance @ 10/15/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	37,000,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	18,500,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,661,244.78
Total Principal Paid	27,226,322.28
Total Paid	29,887,567.06

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	66,596.89
Principal Paid	12,707,735.02
Total Paid to A-2a Holders	12,774,331.91

Class A-2b
SOFR Rate	4.23367%
Coupon	4.66367%
Interest Paid	71,227.89
Principal Paid	14,518,587.26
Total Paid to A-2b Holders	14,589,815.15

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1595754
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.0939076
Total Distribution Amount	24.2534830

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3329845
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.5386751
Total A-2a Distribution Amount	63.8716596

A-2b Interest Distribution Amount	0.3117194
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.5386751
Total A-2b Distribution Amount	63.8503945

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	94.19
Noteholders' Third Priority Principal Distributable Amount	679.49
Noteholders' Principal Distributable Amount	226.32

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	3,080,896.88
Investment Earnings	10,495.71
Investment Earnings Paid	(10,495.71)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88